Dividend income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Dividend income	€ 488	€ 513	€ 391
Financial assets held for trading
Disclosure of financial assets [line items]
Dividend income	366	369	272
Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of financial assets [line items]
Dividend income	35	32	31
Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Dividend income	€ 87	€ 112	€ 88